Equity (Tables)	12 Months Ended
Dec. 31, 2015
Class of Stock [Line Items]
Schedule of Stock by Class [Table Text Block]
Preferred stock authorized, issued and outstanding was as follows at:

	December 31, 2015			December 31, 2014
Series	Shares Authorized	Shares Issued	Shares Outstanding	Shares Authorized	Shares Issued	Shares Outstanding
Floating Rate Non-Cumulative Preferred Stock, Series A	27,600,000	24,000,000	24,000,000	27,600,000	24,000,000	24,000,000
6.50% Non-Cumulative Preferred Stock, Series B (1)	—	—	—	69,000,000	60,000,000	60,000,000
5.25% Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series C	1,500,000	1,500,000	1,500,000	—	—	—
Series A Junior Participating Preferred Stock	10,000,000	—	—	10,000,000	—	—
Not designated (1)	160,900,000	—	—	93,400,000	—	—
Total	200,000,000	25,500,000	25,500,000	200,000,000	84,000,000	84,000,000
__________________

(1)
As discussed below, MetLife, Inc. repurchased or redeemed and canceled the 6.50% Non-Cumulative Preferred Stock, Series B (the “Series B preferred stock”) in 2015. On November 3, 2015, MetLife, Inc. filed a Certificate of Elimination (the “Certificate of Elimination”) of 6.50% Non-Cumulative Preferred Stock, Series B with the Secretary of State of the State of Delaware to eliminate all references to the Series B preferred stock in MetLife, Inc.’s Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”), including the related Certificate of Designations. As a result of the filing of the Certificate of Elimination, MetLife, Inc.’s Certificate of Incorporation was amended to eliminate all references therein to the Series B preferred stock, and the shares that were designated to such series were returned to the status of authorized but unissued shares of preferred stock, par value $0.01 per share, of MetLife, Inc., without designation as to series.

Schedule of Dividends Paid, Preferred Stock
Information on the declaration, record and payment dates, as well as per share and aggregate dividend amounts, for the Series A, Series B and Series C preferred stock was as follows:

			Dividend
Declaration Date	Record Date	Payment Date	Series A Per Share	Series A Aggregate	Series B Per Share	Series B Aggregate	Series C Per Share	Series C Aggregate
			(In millions, except per share data)
November 16, 2015	November 30, 2015	December 15, 2015	$0.253	$6	$—	$—	$28.292	$43
August 17, 2015	August 31, 2015	September 15, 2015	$0.256	6	$—	—	$—	—
May 15, 2015	May 31, 2015	June 15, 2015	$0.256	7	$0.406	24	$—	—
March 5, 2015	February 28, 2015	March 16, 2015	$0.250	6	$0.406	24	$—	—
				$25		$48		$43
November 17, 2014	November 30, 2014	December 15, 2014	$0.253	$7	$0.406	$24	$—	$—
August 15, 2014	August 31, 2014	September 15, 2014	$0.256	6	$0.406	24	$—	—
May 15, 2014	May 31, 2014	June 16, 2014	$0.256	7	$0.406	24	$—	—
March 5, 2014	February 28, 2014	March 17, 2014	$0.250	6	$0.406	24	$—	—
				$26		$96		$—
November 15, 2013	November 30, 2013	December 16, 2013	$0.253	$7	$0.406	$24	$—	$—
August 15, 2013	August 31, 2013	September 16, 2013	$0.256	6	$0.406	24	$—	—
May 15, 2013	May 31, 2013	June 17, 2013	$0.256	7	$0.406	24	$—	—
March 5, 2013	February 28, 2013	March 15, 2013	$0.250	6	$0.406	24	$—	—
				$26		$96		$—

Schedule of Dividends Paid, Common Stock
The table below presents declaration, record and payment dates, as well as per share and aggregate dividend amounts, for common stock:

			Dividend
Declaration Date	Record Date	Payment Date	Per Share	Aggregate
			(In millions, except per share data)
October 27, 2015	November 6, 2015	December 11, 2015	$0.375	$419
July 7, 2015	August 7, 2015	September 11, 2015	$0.375	420
April 28, 2015	May 11, 2015	June 12, 2015	$0.375	420
January 6, 2015	February 6, 2015	March 13, 2015	$0.350	394
				$1,653
October 28, 2014	November 7, 2014	December 12, 2014	$0.350	$398
July 7, 2014	August 8, 2014	September 12, 2014	$0.350	395
April 22, 2014	May 9, 2014	June 13, 2014	$0.350	395
January 6, 2014	February 6, 2014	March 13, 2014	$0.275	311
				$1,499
October 22, 2013	November 8, 2013	December 13, 2013	$0.275	$311
June 25, 2013	August 9, 2013	September 13, 2013	$0.275	303
April 23, 2013	May 9, 2013	June 13, 2013	$0.275	302
January 4, 2013	February 6, 2013	March 13, 2013	$0.185	203
				$1,119

Components of compensation expense related to stock based compensation
The components of compensation expense related to stock-based compensation includes compensation expense related to Phantom Stock-Based Awards, and excludes the insignificant compensation expense related to the 2015 Director Stock Plan. Those components were:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Stock Options and Unit Options	$14	$29	$39
Performance Shares and Units (1)	65	111	91
Restricted Stock Units and Restricted Units	75	52	45
Total compensation expense	$154	$192	$175
Income tax benefit	$54	$67	$61
______________

(1)
Performance Shares expected to vest and the related compensation expenses may be further adjusted by the performance factor most likely to be achieved, as estimated by management, at the end of the performance period.

Total unrecognized compensation expense related to stock based compensation and the expected weighted average period over which the expenses will be recognized
The following table presents the total unrecognized compensation expense related to stock-based compensation and the expected weighted average period over which these expenses will be recognized at:

	December 31, 2015
	Expense	Weighted Average Period
	(In millions)	(Years)
Stock Options	$7	1.58
Performance Shares	$30	1.59
Restricted Stock Units	$50	1.71

Activity related to Stock Options
A summary of the activity related to Stock Options was as follows:

	Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
			(Years)	(In millions)
Outstanding at January 1, 2015	26,078,927	$43.63	4.67	$312
Granted	669,944	$51.39
Exercised	(3,149,247)	$38.61
Expired	(64,921)	$55.68
Forfeited	(27,939)	$40.47
Outstanding at December 31, 2015	23,506,764	$44.50	4.09	$166
Vested and expected to vest at December 31, 2015	23,308,860	$44.50	4.06	$165
Exercisable at December 31, 2015	21,839,121	$44.29	3.77	$161
______________

(1)	The aggregate intrinsic value was computed using the closing Share price on December 31, 2015 of $48.21 and December 31, 2014 of $54.09, as applicable.

Weighted average assumptions used to determine the fair value of Stock Options issued
The following table presents the weighted average assumptions, with the exception of risk-free rate, which is expressed as a range, used to determine the fair value of Stock Options issued:

	Years Ended December 31,
	2015	2014	2013
Dividend yield	2.72%	2.18%	2.13%
Risk-free rate of return	0.20%-3.04%	0.12%-5.07%	0.16%-3.89%
Expected volatility	32.56%	33.26%	32.98%
Exercise multiple	1.44	1.45	1.51
Post-vesting termination rate	2.73%	2.93%	3.16%
Contractual term (years)	10	10	10
Expected life (years)	7	6	7
Weighted average exercise price of stock options granted	$51.39	$50.53	$35.96
Weighted average fair value of stock options granted	$13.29	$13.84	$9.88

Stock Option exercise activity
The following table presents a summary of Stock Option exercise activity:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Total intrinsic value of stock options exercised	$44	$67	$79
Cash received from exercise of stock options	$121	$156	$202
Income tax benefit realized from stock options exercised	$15	$24	$28

Performance Share and Restricted Stock Unit Activity
The following table presents a summary of Performance Share and Restricted Stock Unit activity:

	Performance Shares		Restricted Stock Units
	Shares	Weighted Average Grant Date Fair Value	Units	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2015	4,511,514	$44.85	3,504,230	$38.48
Granted	1,213,901	$43.53	1,532,272	$46.71
Forfeited	(61,458)	$44.08	(97,496)	$42.75
Payable (1)	(1,756,783)	$35.33	(1,860,047)	$36.73
Outstanding at December 31, 2015	3,907,174	$44.08	3,078,959	$43.50
Vested and expected to vest at December 31, 2015	3,748,479	$44.09	2,771,063	$43.50
______________

(1)	Includes both Shares paid and Deferred Shares for later payment.

Liability Award Unit Activity
The following table presents a summary of Liability Awards activity:

	Unit Options	Restricted Units	Performance Units
Outstanding at January 1, 2015	1,106,996	800,040	593,923
Granted	17,183	405,747	211,473
Exercised	(107,141)	—	—
Forfeited	(41,509)	(209,357)	(63,062)
Paid	—	(334,538)	(131,062)
Outstanding at December 31, 2015	975,529	661,892	611,272
Vested and expected to vest at December 31, 2015	877,976	595,703	550,145

Schedules of statutory net income, capital and surplus and reserve strengthening by subsidiary
Statutory capital and surplus was as follows at:

	December 31,
Company	2015	2014
	(In millions)
Metropolitan Life Insurance Company	$14,485	$12,008
American Life Insurance Company	$6,115	$3,362
MetLife Insurance Company USA	$5,942	$6,042
Metropolitan Property and Casualty Insurance Company	$2,335	$2,388
Metropolitan Tower Life Insurance Company	$710	$767
Other	$417	$399

Statutory net income (loss) was as follows:

		Years Ended December 31,
Company	State of Domicile	2015	2014	2013
		(In millions)
Metropolitan Life Insurance Company	New York	$3,703	$1,487	$369
American Life Insurance Company	Delaware	$335	$(36)	$631
MetLife Insurance Company USA	Delaware	$(1,022)	$1,543	$3,358
Metropolitan Property and Casualty Insurance Company	Rhode Island	$204	$291	$282
Metropolitan Tower Life Insurance Company	Delaware	$(42)	$51	$52
Other	Various	$381	$454	$161

Dividend Payment Restrictions
The table below sets forth the dividends permitted to be paid by MetLife, Inc.’s primary insurance subsidiaries without insurance regulatory approval and dividends paid:

	2016	2015	2014
Company	Permitted Without Approval (1)	Paid (2)	Paid (2)
	(In millions)
Metropolitan Life Insurance Company (3)	$3,753	$1,489	$821	(4)
American Life Insurance Company	$—	$—	$—
MetLife Insurance Company USA	$586	$500	$155	(5)
Metropolitan Property and Casualty Insurance Company	$130	$235	$200
Metropolitan Tower Life Insurance Company	$70	$102	$73
______________

(1)
Reflects dividend amounts that may be paid during 2016 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2016, some or all of such dividends may require regulatory approval.

(2)	Reflects all amounts paid, including those requiring regulatory approval.

(3)
As discussed below, the New York Insurance Law was amended, permitting MLIC to pay dividends without prior regulatory approval under one of two alternative formulations beginning in 2016. The dividend amount that MLIC may pay during 2016 under the new formulation is reflected in the table above.

(4)	During December 2014, MLIC distributed shares of an affiliate to MetLife, Inc. as an in-kind dividend of $113 million.

(5)
Prior to the mergers into MetLife USA of certain of its affiliates and a subsidiary, Exeter paid dividends of $155 million on its preferred stock. In August 2014, MetLife Insurance Company of Connecticut redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group LLC (“MLIG”). Following the redemption, in August 2014, MLIG paid a dividend of $1.4 billion to MetLife, Inc. In November 2014, MetLife Insurance Company of Connecticut changed its name to MetLife Insurance Company USA. MetLife USA did not pay dividends in 2014.

Components of Accumulated Other Comprehensive Income (Loss)
Information regarding changes in the balances of each component of AOCI attributable to MetLife, Inc., was as follows:

	Unrealized Investment Gains (Losses), Net of Related Offsets (1)	Unrealized Gains (Losses) on Derivatives	Foreign Currency Translation Adjustments	Defined Benefit Plans Adjustment	Total
	(In millions)
Balance at December 31, 2012	$13,588	$831	$(533)	$(2,489)	$11,397
OCI before reclassifications	(8,487)	(937)	(937)	1,078	(9,283)
Deferred income tax benefit (expense)	2,807	312	(189)	(379)	2,551
AOCI before reclassifications, net of income tax	7,908	206	(1,659)	(1,790)	4,665
Amounts reclassified from AOCI	411	36	—	214	661
Deferred income tax benefit (expense)	(136)	(11)	—	(75)	(222)
Amounts reclassified from AOCI, net of income tax	275	25	—	139	439
Balance at December 31, 2013	8,183	231	(1,659)	(1,651)	5,104
OCI before reclassifications	11,197	669	(1,492)	(1,150)	9,224
Deferred income tax benefit (expense)	(3,419)	(261)	(208)	401	(3,487)
AOCI before reclassifications, net of income tax	15,961	639	(3,359)	(2,400)	10,841
Amounts reclassified from AOCI	(811)	717	77	180	163
Deferred income tax benefit (expense)	249	(280)	(27)	(63)	(121)
Amounts reclassified from AOCI, net of income tax	(562)	437	50	117	42
Sale of subsidiary (2)	(320)	—	6	—	(314)
Deferred income tax benefit (expense)	80	—	—	—	80
Sale of subsidiary, net of income tax	(240)	—	6	—	(234)
Balance at December 31, 2014	15,159	1,076	(3,303)	(2,283)	10,649
OCI before reclassifications	(7,218)	(19)	(1,646)	125	(8,758)
Deferred income tax benefit (expense)	2,519	6	(1)	(43)	2,481
AOCI before reclassifications, net of income tax	10,460	1,063	(4,950)	(2,201)	4,372
Amounts reclassified from AOCI	(223)	608	—	229	614
Deferred income tax benefit (expense)	78	(213)	—	(80)	(215)
Amounts reclassified from AOCI, net of income tax	(145)	395	—	149	399
Balance at December 31, 2015	$10,315	$1,458	$(4,950)	$(2,052)	$4,771
__________________

(1)	See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI, and the policyholder dividend obligation.

(2)	See Note 3

Reclassification out of Accumulated Other Comprehensive Income (Loss)
Information regarding amounts reclassified out of each component of AOCI was as follows:

AOCI Components	Amounts Reclassified from AOCI			Consolidated Statement of Operations and Comprehensive Income (Loss) Locations
	Years Ended December 31,
	2015	2014	2013
	(In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses)	$129	$603	$344	Net investment gains (losses)
Net unrealized investment gains (losses)	49	67	93	Net investment income
Net unrealized investment gains (losses)	45	141	(26)	Net derivative gains (losses)
Net unrealized investment gains (losses), before income tax	223	811	411
Income tax (expense) benefit	(78)	(249)	(136)
Net unrealized investment gains (losses), net of income tax	$145	$562	$275
Unrealized gains (losses) on derivatives - cash flow hedges:
Interest rate swaps	$85	$42	$20	Net derivative gains (losses)
Interest rate swaps	12	9	8	Net investment income
Interest rate swaps	—	—	—	Other expenses
Interest rate forwards	6	(7)	10	Net derivative gains (losses)
Interest rate forwards	5	4	3	Net investment income
Interest rate forwards	2	2	(1)	Other expenses
Foreign currency swaps	(720)	(768)	(3)	Net derivative gains (losses)
Foreign currency swaps	(1)	(2)	(3)	Net investment income
Foreign currency swaps	1	2	1	Other expenses
Credit forwards	1	—	—	Net derivative gains (losses)
Credit forwards	1	1	1	Net investment income
Gains (losses) on cash flow hedges, before income tax	(608)	(717)	36
Income tax (expense) benefit	213	280	(11)
Gains (losses) on cash flow hedges, net of income tax	$(395)	$(437)	$25

Foreign currency translation adjustment	$—	$(77)	$—	Net investment gains (losses)
Income tax (expense) benefit	—	27	—
Foreign currency translation adjustment, net of income tax	$—	$(50)	$—
Defined benefit plans adjustment: (1)
Amortization of net actuarial gains (losses)	$(233)	$(180)	$283
Amortization of prior service (costs) credit	4	—	(69)
Amortization of defined benefit plan items, before income tax	(229)	(180)	214
Income tax (expense) benefit	80	63	(75)
Amortization of defined benefit plan items, net of income tax	$(149)	$(117)	$139
Total reclassifications, net of income tax	$(399)	$(42)	$439
__________________

(1)	These AOCI components are included in the computation of net periodic benefit costs. See Note 18.